SSGA Active Trust

One Congress Street

Boston, MA 02114

January 5, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information, each dated December 30, 2025, do not differ from those contained in Post-Effective Amendment No. 245 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 18, 2025 with a designated effective date of December 30, 2025 (Accession No. 0001193125-25-324929).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:	W. John McGuire, Esq.